Property and equipment (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization expense	$ 895	$ 760	$ 838
Impairment of Long-Lived Assets to be Disposed of	$ 717	$ 0	$ 0